Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on marketable securities, tax	$ 2	$ 189	$ 0
Unrealized gain (loss) on hedging transactions, tax	171	130	129
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax	$ 1,252	$ (953)	$ (944)